LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln Nasdaq-100 Buffer Fund Dec

Lincoln Nasdaq-100 Buffer Fund Jun

Lincoln Nasdaq-100 Buffer Fund Mar

Lincoln Nasdaq-100 Buffer Fund Sep

(each a “Fund”, collectively the “Funds”)

Supplement dated July 17, 2023

to the Summary and Statutory Prospectuses dated May 1, 2023

This Supplement provides certain information about the Funds. You may obtain a copy of the Fund’s Summary or Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary or Statutory Prospectus.

IMPORTANT INFORMATION FOR FUND SHAREHOLDERS

Upon the closing of each Fund’s current Outcome Period, the Fund will transition from having a defined outcome strategy to having a hedged strategy, which is described in more detail below. As a result, the Fund will change its name and investment objective and will no longer have specified Outcome Periods or Caps. After all the Funds have transitioned to hedged strategies, they will have substantially similar investment portfolios.

Upon the closing of each Fund’s current Outcome Period, the following changes will become effective:

1.	Each Fund’s name will be changed as noted in the chart below. All references to the Fund names will be revised accordingly.

Current Fund Name	New Fund Name	Effective Date

Lincoln Nasdaq-100 Buffer Fund Dec	Lincoln Hedged Nasdaq-100 Fund 2	December 15, 2023

Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Hedged Nasdaq-100 Fund 4	June 14, 2024

Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Hedged Nasdaq-100 Fund 3	March 15, 2024

Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Hedged Nasdaq-100 Fund	September 15, 2023

2.	Each Fund’s investment objective is to seek long-term growth of capital.

3.	All references to, and information regarding the Funds’ Outcome Periods will be deleted in their entirety.

4.	The following will replace paragraphs under the heading Principal Investment Strategies on page 2 of the Summary Prospectus:

The Fund seeks long-term growth of capital. The Fund pursues its objective by tracking the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.

The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”). The Fund, under normal circumstances, invests at least 80% of its net assets in securities that reference the Underlying ETF or in an underlying fund which tracks the Underlying ETF. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.

The Underlying ETF tracks a price return index, which captures only the capital appreciation component of the issuers in the Underlying ETF and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2022, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.

FLEX Options. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Underlying ETF. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.

Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Underlying ETF up to a Cap along with downside Buffer protection against the performance of the Underlying ETF. This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with downside protection from the Underlying ETF’s value as of the reset date, while allowing the Fund to participate in Underlying ETF appreciation up to the strike price of the sold out-of-the-money calls. This gain potential is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Underlying ETF appreciation.

In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to various cap rates and buffers.

About Buffers: “Buffer” refers to the protection from decreases in the value of the Underlying ETF that is provided by the FLEX Options. Buffers provide downside protection from decreases in the Underlying ETF value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Underlying ETF is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.

The Fund seeks to provide a Buffer against the first 12% of Underlying ETF price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Underlying ETF losses exceeding 12% for any tranche. A Buffer is operative only against the first 12% of Underlying ETF decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Underlying ETF has decreased in value by more than 12% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

About Caps: Fund performance for each tranche of FLEX Options is subject to an upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.

If the Underlying ETF experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Underlying ETF, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.

The Underlying Fund: The Fund invests approximately half of its net assets in the Underlying Fund and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index (the “Index”). The Underlying Fund pursues its objective by investing in the securities that make up the Index, although the Underlying Fund may not invest in every security in the Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund under normal market conditions, invests at least 80% of its assets, determined at the time of purchase, in the securities of issuers included in the Index. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 15, 2023, the market capitalization range of the companies comprising the Index was $12.07 billion to $2.42 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.

The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s sub-adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s sub-adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Underlying Fund’s sub-adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.

The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund’s investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.

The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.

The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.

5.	The following will replace paragraphs under the heading Investment Objective and Principal Investment Strategies on pages 9 and 10 of the Statutory Prospectus:

The Fund’s investment objective is to seek long-term growth of capital. The investment objective is non-fundamental and may be changed without shareholder approval.

The Fund seeks long-term growth of capital. The Fund pursues its objective by tracking the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.

The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”). The Fund, under normal circumstances, invests at least 80% of its net assets in securities that reference the Underlying ETF or in an underlying fund which tracks the Underlying ETF. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.

The Underlying ETF tracks a price return index, which captures only the capital appreciation component of the issuers in the Underlying ETF and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2022, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.

FLEX Options. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Underlying ETF. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.

Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Underlying ETF up to a Cap along with downside Buffer protection against the performance of the Underlying ETF. Each tranche consists of the following:

1)	purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide exposure to the Underlying ETF for the portion of the Fund whose FLEX Options are expiring.
2)	purchased one-year at-the-money puts that provide downside protection for the portion of the Fund whose FLEX Options are expiring.
3)	sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4)	sold out-of-the-money calls to help fund the purchase of calls and puts.

This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with downside protection from the Underlying ETF’s value as of the reset date, while allowing the Fund to participate in Underlying ETF appreciation up to the strike price of the sold out-of-the-money calls. This gain potential is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Underlying ETF appreciation.

In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to various cap rates and buffers.

FLEX Options are a type of derivative.

About Buffers: “Buffer” refers to the protection from decreases in the value of the Underlying ETF that is provided by the FLEX Options. Buffers provide downside protection from decreases in the Underlying ETF value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Underlying ETF is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.

The Fund seeks to provide a Buffer against the first 12% of Underlying ETF price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Underlying ETF losses exceeding 12% for any tranche. A Buffer is operative only against the first 12% of Underlying ETF decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Underlying ETF has decreased in value by more than 12% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

About Caps: Fund performance for each tranche of FLEX Options is subject to an upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.

If the Underlying ETF experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Underlying ETF, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.

The Underlying Fund: The Fund invests approximately half of its net assets in the Underlying Fund and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index (the “Index”). The Underlying Fund pursues its objective by investing in the securities that make up the Index, although the Underlying Fund may not invest in every security in the Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund under normal market conditions, invests at least 80% of its assets, determined at the time of purchase, in the securities of issuers included in the Index. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 15, 2023, the market capitalization range of the companies comprising the Index was $12.07 billion to $2.42 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.

The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s sub-adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s sub-adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Underlying Fund’s sub-adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.

The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund’s investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.

The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.

The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.

*

Nasdaq® and NASDAQ-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Lincoln Financial Investments Corporation. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in FLEX Options that reference the Invesco QQQ TrustSM, Series 1, Price Return, or, in an underlying fund which tracks the same index as that tracked by the Invesco QQQ TrustSM, Series 1, Price Return only upon 60 days’ notice to shareholders.

6.

“Outcome Period Risk” will be removed from the Principal Risks on pages 6, 13 and 14, under the Summary and Additional Information about the Fund sections of the Summary and Statutory prospectuses, respectively.

7.	The Principal Risks section of each Statutory and Summary Prospectus will be updated to include:

•

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.

•

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap. In the event that the Index has gains in excess of the Cap during the life of the FLEX Options, the Fund will not participate in those gains beyond the Cap.

•

FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:

Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE